Related parties	12 Months Ended
Dec. 31, 2021
Related parties [abstract]
Related parties
50

Related parties
In the normal course of business, ING Group enters into various transactions with related parties. Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. Related parties of ING

Group include, among others, its
subsidiaries, associates, joint ventures, key management personnel, and various defined benefit and contribution plans. For post-employment benefit plans, reference is made to Note 36 ‘Pension and other postemployment benefits’. Transactions

between related parties include rendering or receiving of services,

leases, transfers under
finance arrangements and provisions of guarantees or collateral. All transactions with related parties took place at conditions customary in the market. There are no

significant provisions for doubtful debts or individually
significant bad debt expenses recognised on outstanding balances with related parties.
Subsidiaries
Transactions with ING Groep N.V.'s

main subsidiaries
2021 2020
Assets
56,349 45,625
Liabilities 55 134
Income received 1,158 1,122
Expenses paid
15 9
Transactions between ING Groep N.V.

and its subsidiaries are eliminated on consolidation. Reference is made to
Note 48 ‘Principal subsidiaries’ for a list of principal subsidiaries and their statutory place of incorporation.

Assets from ING’s subsidiaries

mainly comprise long-term funding. Liabilities to ING’s subsidiaries mainly comprise short-term deposits.
Associates and joint ventures
Transactions with ING Group’s

main associates and joint ventures
Associates Joint ventures
2021 2020 2021 2020
Assets 115 100 0
Liabilities 417 239 3 1
Off-balance sheet commitments 24 10 –
Income received 42 14
Assets, liabilities, commitments, and income related to Associates and joint ventures result from transactions which are executed as part of the normal Banking business.
Key management personnel compensation
The Executive Board of ING Groep N.V.,

the Management Board Banking and the Supervisory

Board are
considered Key Management personnel of ING Group. In 2021 and 2020, the three members of the Executive
Board of ING Groep N.V.

were also members of the Management Board Banking.
Transactions with key management personnel, including their compensation are included in the tables below.
Key management personnel compensation (Executive Board and

Management Board Banking)
2021
in EUR thousands
Executive Board
of ING Groep N.V.
3
Management
Board Banking 1 Total
Fixed Compensation
–

Base salary
3,836 5,024 8,860
–

Collective fixed allowances

2
954 1,214 2,168
–

Pension costs
64 116 180
–

Severance benefits
4
1,075 1,075
Variable compensation
–

Upfront cash
664 664
–

Upfront shares
265 691 956
–

Deferred cash
997 997
–

Deferred shares
398 1,036 1,434
–

Other emoluments
5
274 959 1,233
Total compensation 5,791 11,776 17,567
1 Excluding members of the Management Board Banking that are also members of the Executive Board of ING Groep N.V.
2 The collective fixed allowances consist of two savings allowances applicable to employees in the Netherlands; an individual savings allowance of 3.5 % and a collective savings allowance to compensate for loss of pension benefits with respect to salary in excess of EUR
112,189 .
3 In 2021 one member of the Executive Board joined ING during the year. The table includes compensation earned in the capacity as
Executive Board member as of the appointment at the AGM on 26 April 2021.
4 One member of the Management Board Banking left ING during the reporting year 2021. In line with applicable regulation a severance payment was granted.
5 This includes amongst others: housing, school/tuition

fees, international health insurance,

relocation costs and tax and financial

planning.
Key management personnel compensation (Executive Board and

Management Board Banking)
Executive
Board of ING
Groep N.V.

3
Management
Board Banking
1,4 Total
2020
in EUR thousands
Fixed Compensation
–

Base salary
3,609 4,170 7,779
–

Collective fixed allowances

2
898 1,009 1,907
–

Pension costs
58 93 151
–

Severance benefits

667 667
Variable compensation

–

Upfront cash
305 305
–

Upfront shares
305 305
–

Deferred cash
457 457
–

Deferred shares
457 457
–

Other emoluments
5,6 298 814 1,112
Total compensation 4,863 8,277 13,140
1 Excluding members of the Management Board Banking that are also members of the Executive Board of ING Groep N.V.
2 The collective fixed allowances consist of two savings allowances applicable to employees in the Netherlands; an individual savings allowance of 3.5 % and a collective savings allowance to compensate for loss of pension benefits with respect to salary in excess of EUR
110,111 .
3 In 2020 one member of the Executive Board left ING during the year.

The table includes compensation earned in the capacity as Executive
Board member.
4 One member of the Management Board Banking left ING at the end of the year. In line with applicable regulation a severance payment was granted.
5 Other emoluments include reimbursement of costs related to home/work commute, costs relating to

tax and financial planning

services,
costs associated with a company

car and for expats and the costs associated with housing and schooling
6 Prior year numbers have been updated by excluding costs related to reimbursement of Directors and Officers indemnity to improve consistency and comparability
.
ING indemnifies the members of the EB against direct financial losses in connection with claims from third parties
filed, or threatened to be filed, against them by virtue of their service as a member of the EB, as far as permitted
by law, on the conditions laid down in the Articles of Association and their commission contract. ING has taken out liability insurance for the members of the EB.

In accordance with the Articles of Association ING indemnifies the members of the Supervisory Board as far as
legally permitted against direct financial losses in connection with claims from third parties filed or threatened to
be filed against them by virtue of their service as a member of the Supervisory Board.
Key management personnel compensation is generally included in Staff expenses in the statement of profit or loss. The total remuneration of the Executive Board and Management Board Banking is disclosed in the table
above. Under IFRS, certain components of variable remuneration are not recognised in the statement of profit or loss directly, but are allocated over the vesting period of the award. The comparable amount recognised in Staff expenses in 2021 relating to the fixed expenses of 2021 and the vesting of variable remuneration of earlier performance years, is EUR 13

million in 2021 (2020: EUR
12

million).

The table below shows the total of fixed remuneration, expense allowances and attendance fees for the
Supervisory Board in 2021 and 2020.
Key management personnel compensation (Supervisory Board)
in EUR thousands 2021 2020
Total compensation 994 1,042
Balances outstanding with key management personnel were as follows:
Loans and advances to key management personnel
Amount outstanding
31 December
Weighted average
interest rate Repayments
in EUR thousands 2021 2020 2021 2020 2021 2020
Executive Board members
Management Board Banking 2,392 350 1.7% 2.6% 40
Supervisory Board members
Total 2,392 350 40
The loans and advances mentioned in the table above (1) were made in the ordinary course of business, (2) were
granted on conditions that are comparable to those of loans and advances granted to all employees and (3) did not involve more than the normal risk of collectability or present other unfavourable features. Loans and advances to members of the Executive Board and Management Board Banking are compliant with the standards set out in the DNB guidelines for loans to officers and directors of a regulated entity, such as ING.
As at 31 December 2021 Deposits outstanding from key management personnel amounted to EUR 6.1 million (31
December 2020: EUR 12.5

million). Total interest paid in 2021 on these deposits amounted to EUR nil

(2020: EUR
14

thousand).
Number of ING Groep N.V.

shares and stock options to key management

personnel
ING Groep N.V.

shares
in numbers 2021 2020
Executive Board members 91,853 88,741
Management Board Banking 237,525 254,052
Supervisory Board members 5,295 5,295
Total number of shares and stock

options
334,673 348,088